Long-term investments	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Long-term investments
9. Long-term investments:

	December 31, 2018	December 31, 2017
Cummins Westport Inc. (a)	$6,309	$6,799
Weichai Westport Inc. (b)	1,824	1,824
Other equity accounted investees	685	679
	$8,818	$9,302
(a)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001. The joint venture term is scheduled to end on December 31, 2021 and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

On February 20, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties revised certain economic terms of the JVA. Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a VIE. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2018	2017	2016
Investment income under the equity method	$22,701	$12,482	$5,606
Dividends received	23,191	16,633	10,198

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not contractually required to provide. As at December 31, 2018, the Company has a related party accounts receivable balance of $122 (2017 - $150) due from CWI. During the year ended December 31, 2018, total sales to CWI were $1,855 (2017 - $2,721; 2016 - $2,744).

The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2018		Balance at December 31, 2017
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$6,309	$6,309	$6,799	$6,799
Accounts receivable due from CWI	122	122	150	150
9. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2018	December 31, 2017
Current assets:
Cash and short-term investments	$85,812	$91,720
Accounts receivable	2,336	10,925
Other current assets	120	—
Long-term assets:
Property, plant and equipment	934	1,245
Deferred income tax assets	22,851	28,096
Total assets	$112,053	$131,986
Current liabilities:
Current portion of warranty liability	$19,829	$25,866
Current portion of deferred revenue	21,299	22,157
Accounts payable and accrued liabilities	4,348	12,603
	45,476	60,626
Long-term liabilities:
Warranty liability	22,995	16,253
Deferred revenue	27,009	38,321
Other long-term liabilities	3,943	3,175
	53,947	57,749
Total liabilities	$99,423	$118,375
9. Long-term investments (continued):

	Years ended December 31,
	2018	2017	2016
Product revenue	$227,408	$235,220	$205,235
Parts revenue	91,997	82,077	71,230
	319,405	317,297	276,465
Cost of revenue and expenses:
Cost of product and parts revenue	228,452	207,840	199,317
Research and development	18,000	30,733	36,066
General and administrative	1,474	1,113	1,136
Sales and marketing	15,350	19,675	23,047
Foreign exchange loss	12	51	8
Bank charges, interest and other	706	609	695
	263,994	260,021	260,269
Income from operations	55,411	57,276	16,196
Interest and investment income	1,939	982	552
Income before income taxes	57,350	58,258	16,748
Income tax expense:
Current	8,397	16,068	4,680
Deferred (1)	3,552	17,226	856
	11,949	33,294	5,536
Income for the year	$45,401	$24,964	$11,212

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.
9. Long-term investments (continued):

(b)    Weichai Westport Inc.:

The Company, indirectly through its wholly-owned subsidiary, Westport Innovations (Hong Kong) Limited (“Westport HK”), is currently the registered holder of a 23.33% equity interest in Weichai Westport Inc. (“WWI”). Previously, the Company held a 35% indirect equity interest in WWI. However, in April 2016, the Company sold to Cartesian entities a derivative economic interest granting it the right to receive an amount of future income received by Westport HK from WWI equivalent to having an 18.78% equity interest in WWI and concurrently granted a Cartesian entity an option to acquire all of the equity securities of Westport HK for a nominal amount.  The Company retained the right to transfer any equity interest held by Westport HK in WWI that was in excess of an 18.78% interest in the event that such option was exercised.  Then in August 2016, the Company sold an aggregate 11.67% equity interest in the WWI joint venture for gross proceeds of $7,372 (RMB 48,185) to Weichai Holding Group Co., Ltd. (to which the Company sold a 6.42% equity interest) and Guanya (Shanghai) Private Equity Partnership (Limited Partnership) (“Guanya”) (to which the Company sold a 5.25% equity interest).  Public disclosures of this transaction made by the Company prior to the third quarter of 2018 filing of our financial statements referred to Guanya as either “an additional undisclosed purchaser” or, inadvertently, as “Weichai Power Co., Ltd.”, which was not a party to the transaction but instead was a limited partner of Guanya.  The Company’s 23.33% equity interest in WWI remains held by the Company’s subsidiary, Westport HK. As a result of such transactions, the Company’s residual 23.33% equity interest in WWI currently corresponds to an economic interest in WWI equivalent to just 4.55%.

On August 28, 2018, the Company entered into definitive development and supply agreements with WWI to develop, market, and commercialize a heavy-duty, natural gas engine featuring the Westport HPDI 2.0™ technology, based on one of Weichai Power Co. Ltd.'s ("Weichai Power") heavy-duty engine platforms. Under the new development program, the Company will support the adaptation of the Westport HPDI 2.0™ technology onto one of Weichai Power's heavy-duty engine platforms.